UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-01685
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine        Westport, CT                    11/14/01
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-

           -------------        --------------------------------------------
        [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             31
                                               -------------

Form 13F Information Table Value Total:        $ 245,051
                                               -------------
                                                (thousands)

List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER
4, GREG LEWIN, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     ------        -----------              --------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----

ARCH COAL INC            COMMON      039380100  2,340,000    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COMMON      10553F106 20,466,820  3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------
BROADWING INC            COMMON      111620100 11,256,000    700,000          X         X            X
------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS INC CL A      16117M107  6,190,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200 10,761,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONDUCTUS INC            COMM        206784100  1,725,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC        COMMON      20854P109  3,872,401    180,700          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104  7,068,750    812,500          X         X            X
------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL INC  COMMON      26874Q100  1,462,000    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC. COMMON      G3223R108 18,264,810    282,300          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109    355,200    320,000          X         X            X
------------------------------------------------------------------------------------------------------------
GLOBAL MARINE INC COM    COMMON      379352404  5,600,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC       COMMON      441815107  4,322,373     76,665          X         X            X
------------------------------------------------------------------------------------------------------------
JDN REALTY CORP          COMMON      465917102    998,520     94,200          X         X            X
------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON        COMMON      478160104 11,080,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP          COMMON      492386107  8,824,700    170,000          X         X            X
------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP       COMMON      576206106  2,197,500    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
NOKIA CORP ADR           COMMON      654902204 10,955,000    700,000          X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      629407107  2,759,000    890,000          X         X            X
------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC         COMMON      67481E106  3,260,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC        COMMON      681919106 12,375,000    225,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PPTYS INC   COMMON      694396102  1,201,252    676,800          X         X            X
------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP      COMMON      704549104  3,615,000    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
PHARMACIA CORPORATION    COMMON      71713U102 24,336,000    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO         COMMON      718507106  4,854,600     90,000          X         X            X
------------------------------------------------------------------------------------------------------------
SANTA FE INTERNAT'L CORP COMMON      G7805C108  1,062,500     50,000          X         X            X
------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW       COMMON      826428104  7,550,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDGS INC  COMMON      893521104 34,168,293    404,550          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX   COMMON      G90078109  1,320,000     50,000          X         X            X
------------------------------------------------------------------------------------------------------------
UNOCAL CORP              COMMON      915289102 16,250,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COMMON      92232F103  4,560,000  1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------

NOTE:

The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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